General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses [Abstract]
Professional fees	$ (5,687)	$ (3,611)
One-time transaction costs	(5,116)	(2,956)
General, marketing, office and other	(8,465)	(3,605)
Sales tax expense	(7,660)	(10,694)
Share based payments	(6,913)	(9,876)
Salary and benefits	(7,756)	(4,046)
Insurance expense	(6,014)	(2,645)
Investor relations and regulatory	(2,210)	(2,832)
Total general and administrative expense	$ (49,821)	$ (40,265)